Unaudited Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Statutory reserve	Total Microvast, Inc. Shareholders’ Deficit	Noncontrolling interest	Total
Balance at Dec. 31, 2017	$ 6		$ (166,282)	$ 24,787	$ 6,032	$ (135,457)	$ 59,505	$ (75,952)
Balance (in Shares) at Dec. 31, 2017	617,880
Net loss			(54,892)			(54,892)	(5,799)	(60,691)
Accretion for Series A1 Preferred			(10,025)			(10,025)		(10,025)
Accretion for Series B1 Preferred			(8,391)			(8,391)		(8,391)
Accretion for Series EEL Preferred		(5,828)	(7,395)			(13,223)		(13,223)
Accretion for the noncontrolling interests to be redeemed			(9,497)			(9,497)		(9,497)
Transfer from liability to noncontrolling interests due to redemption ratio change							18,841	18,841
Noncontrolling investors’ compensation for performance guarantee			(1,168)			(1,168)	1,168
Foreign currency translation adjustments				(30,088)		(30,088)	2,059	(28,029)
Reclassification of noncontrolling interests to redeemable noncontrolling interests							(81,438)	(81,438)
Accretion for redeemable noncontrolling interests – before extinguishment			(2,505)			(2,505)		(2,505)
Fair value change of redeemable noncontrolling interests due to extinguishment		5,828				5,828		5,828
Accretion for redeemable noncontrolling interests – after extinguishment			(1,500)			(1,500)		(1,500)
Balance at Dec. 31, 2018	$ 6		(261,655)	(5,301)	6,032	(260,918)	(5,664)	(266,582)
Balance (in Shares) at Dec. 31, 2018	617,880
Net loss			(57,540)			(57,540)	(2,123)	(59,663)
Accretion for Series A1/C1 Preferred		(4,102)				(4,102)		(4,102)
Accretion for Series B1/C2 Preferred		(7,948)				(7,948)		(7,948)
Accretion for Series EEL/D1 Preferred		(30,839)				(30,839)		(30,839)
Accretion for the exiting noncontrolling interests		(5,805)				(5,805)		(5,805)
Foreign currency translation adjustments				(3,965)		(3,965)	16	(3,949)
Cumulative effect adjustment related to opening retained earnings for adoption of ASC 606			(1,565)			(1,565)		(1,565)
Fair value change of preferred shares due to extinguishment		61,138				61,138		61,138
Fair value change of redeemable noncontrolling interests due to extinguishment		8,299				8,299		8,299
Accretion for redeemable noncontrolling interests		(9,245)				(9,245)		(9,245)
Acquisition of noncontrolling interest		(7,771)				(7,771)	7,771
Balance at Dec. 31, 2019	$ 6	3,727	(320,760)	(9,266)	6,032	(320,261)		(320,261)
Balance (in Shares) at Dec. 31, 2019	617,880
Net loss			(18,985)					(18,985)
Accretion for Series C1 Preferred		(974)	(974)					(1,948)
Accretion for Series C2 Preferred		(2,217)	(2,217)					(4,434)
Accretion for Series D1 Preferred		(536)	(8,788)					(9,324)
Accretion for the exiting noncontrolling interests			(2,818)					(2,818)
Foreign currency translation adjustments				(4,644)				(4,644)
Accretion for redeemable noncontrolling interests			(5,104)					(5,104)
Balance at Jun. 30, 2020	$ 6		(359,646)	(13,910)	6,032			(367,518)
Balance (in Shares) at Jun. 30, 2020	617,880
Balance at Dec. 31, 2019	$ 6	3,727	(320,760)	(9,266)	6,032	$ (320,261)		(320,261)
Balance (in Shares) at Dec. 31, 2019	617,880
Net loss			(33,625)					(33,625)
Accretion for Series C1 Preferred		(3,727)	(170)					(3,897)
Accretion for Series C2 Preferred			(8,866)					(8,866)
Accretion for Series D1 Preferred			(18,648)					(18,648)
Accretion for the exiting noncontrolling interests			(5,668)					(5,668)
Foreign currency translation adjustments				16,622				16,622
Accretion for redeemable noncontrolling interests			(10,259)					(10,259)
Balance at Dec. 31, 2020	$ 6		(397,996)	7,356	6,032			(384,602)
Balance (in Shares) at Dec. 31, 2020	617,880
Balance at Mar. 31, 2020	$ 6		(339,975)	(13,478)	6,032			(347,415)
Balance (in Shares) at Mar. 31, 2020	617,880
Net loss			(7,857)					(7,857)
Accretion for Series C1 Preferred			(974)					(974)
Accretion for Series C2 Preferred			(2,217)					(2,217)
Accretion for Series D1 Preferred			(4,662)					(4,662)
Accretion for the exiting noncontrolling interests			(1,409)					(1,409)
Foreign currency translation adjustments				(432)				(432)
Accretion for redeemable noncontrolling interests			(2,552)					(2,552)
Balance at Jun. 30, 2020	$ 6		(359,646)	(13,910)	6,032			(367,518)
Balance (in Shares) at Jun. 30, 2020	617,880
Balance at Dec. 31, 2020	$ 6		(397,996)	7,356	6,032			(384,602)
Balance (in Shares) at Dec. 31, 2020	617,880
Net loss			(43,368)					(43,368)
Accretion for Series C1 Preferred			(2,006)					(2,006)
Accretion for Series C2 Preferred			(4,562)					(4,562)
Accretion for Series D1 Preferred			(9,518)					(9,518)
Accretion for the exiting noncontrolling interests			(2,824)					(2,824)
Foreign currency translation adjustments				757				757
Accretion for redeemable noncontrolling interests			(5,183)					(5,183)
Balance at Jun. 30, 2021	$ 6		(465,457)	8,113	6,032			(451,306)
Balance (in Shares) at Jun. 30, 2021	617,880
Balance at Mar. 31, 2021	$ 6		(426,309)	4,443	6,032			(415,828)
Balance (in Shares) at Mar. 31, 2021	617,880
Net loss			(27,069)					(27,069)
Accretion for Series C1 Preferred			(1,003)					(1,003)
Accretion for Series C2 Preferred			(2,281)					(2,281)
Accretion for Series D1 Preferred			(4,759)					(4,759)
Accretion for the exiting noncontrolling interests			(1,430)					(1,430)
Foreign currency translation adjustments				3,670				3,670
Accretion for redeemable noncontrolling interests			(2,606)					(2,606)
Balance at Jun. 30, 2021	$ 6		$ (465,457)	$ 8,113	$ 6,032			$ (451,306)
Balance (in Shares) at Jun. 30, 2021	617,880